The Chesapeake Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Common Stocks - 91.7%	Shares	Value
Communications - 12.8%
Internet Media & Services - 12.8%
Alphabet, Inc. - Class C	9,643	$3,264,445
DoorDash, Inc. - Class A *	1,955	400,032
Meta Platforms, Inc. - Class A	1,633	1,170,044
Netflix, Inc. *	6,445	538,093
Spotify Technology S.A. *	885	442,810
		5,815,424
Consumer Discretionary - 11.6%
E-Commerce Discretionary - 5.6%
Amazon.com, Inc. *	10,605	2,537,776

Home Construction - 1.6%
Toll Brothers, Inc.	5,230	755,683

Retail - Discretionary - 4.4%
AutoZone, Inc. *	90	333,386
TJX Companies, Inc. (The)	11,042	1,654,202
		1,987,588
Consumer Staples - 1.6%
Beverages - 1.6%
Monster Beverage Corporation *	8,995	726,436

Energy - 1.8%
Oil & Gas Producers - 1.8%
Exxon Mobil Corporation	5,756	813,898

Financials - 14.1%
Asset Management - 8.0%
Ares Management Corporation - Class A	4,015	600,925
UBS Group AG	64,180	3,026,087
		3,627,012
Banking - 5.2%
Citigroup, Inc.	19,285	2,231,468
JPMorgan Chase & Company	370	113,179
		2,344,647
Financial Services - 0.6%
Blackrock, Inc.	264	295,400

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The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 91.7% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Institutional Financial Services - 0.3%
Interactive Brokers Group, Inc. - Class A	1,810	$135,533

Health Care - 4.1%
Biotech & Pharma - 2.7%
Eli Lilly & Company	1,185	1,229,023

Health Care Equipment & Supplies - 0.5%
McKesson Corporation	250	207,803

Medical Equipment & Devices - 0.9%
Intuitive Surgical, Inc. *	860	433,629

Industrials - 11.0%
Aerospace & Defense - 8.8%
Boeing Company (The) *	7,905	1,847,557
General Electric Company	380	116,580
HEICO Corporation	1,730	572,474
L3Harris Technologies, Inc.	2,000	685,700
TransDigm Group, Inc.	549	783,720
		4,006,031
Electrical Equipment - 2.2%
Amphenol Corporation - Class A	4,630	667,090
Vertiv Holdings Company - Class A	1,660	309,059
		976,149
Materials - 3.5%
Construction Materials - 3.5%
Vulcan Materials Company	5,350	1,607,889

Technology - 31.2%
Semiconductors - 10.3%
Broadcom, Inc.	4,785	1,585,271
NVIDIA Corporation	14,260	2,725,514
NXP Semiconductors N.V.	1,081	244,457
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	400	132,224
		4,687,466
Software - 8.3%
Microsoft Corporation	5,708	2,456,095
ServiceNow, Inc. *	6,575	769,341
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The Chesapeake Growth Fund
Schedule of Investments (Continued)

Common Stocks - 91.7% (Continued)	Shares	Value
Technology - 31.2% (Continued)
Software - 8.3% (Continued)
Shopify, Inc. - Class A *	4,085	$536,074
		3,761,510
Technology Hardware - 6.8%
Apple, Inc.	11,959	3,103,121

Technology Services - 5.8%
Mastercard, Inc. - Class A	4,915	2,648,153

Total Common Stocks (Cost $24,192,059)		$41,700,171

Money Market Funds - 8.0%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.57% (a) (Cost $3,654,357)	3,654,357	$3,654,357

Total Investments at Value - 99.7% (Cost $27,846,416)		$45,354,528

Other Assets in Excess of Liabilities - 0.3%		110,672

Total Net Assets - 100.0%		$45,465,200

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of January 31, 2026.

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